Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 1,376	$ 1,169
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	733	578
Security deposits [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 643	$ 591